UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number 811-07577

                WM Strategic Asset Management Portfolios, LLC
              (Exact name of registrant as specified in charter)

               1201 Third Avenue, 22nd Floor, Seattle, WA 98101
              (Address of principal executive offices) (Zip code)

                               William G. Papesh
               1201 Third Avenue, 22nd Floor, Seattle, WA 98101
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: (206) 461-3800

                     Date of fiscal year end: October 31

              Date of reporting period: July 1, 2006 - January 12, 2007



                                   Vote Summary Report
                               Jul 01, 2006 - Jun 30, 2007

Fund:  WM Balanced Portfolio
Investment Advisor: Washington Mutual Advisors ("WMA")


All proxy issues were voted on at a special meeting held on December 15, 2006.

                                                    Mgmt.                                         Shares Voted
                                                                                     ---------------------------------------
            Company/Ballot Issues         Cusip     Rec.    Shares      Proponent     FOR        AGAINST      ABSTAIN
 ----------------------------------------------------------------------------------------------------------------------------
WM EQUITY INCOME FUND                   928965763    FOR    25,492,364.000     MGMT   23,696,936.803      725,002.832 1,070,424.364
Proposal 1    Approval of Agreement
and Plan of Reorganization providing
for the
              combination of the WM
Equity Income Fund into the PIF Equity
              Income Fund I.

WM EQUITY INCOME FUND                   928965763    FOR    25,492,364.000     MGMT   23,719,370.084      688,548.752 1,084,445.165
Proposal 23  Approval of Proposed
Advisory Agreement with WMA

WM GROWTH & INCOME FUND                 928965805    FOR    20,644,989.000     MGMT   18,558,399.962   1,467,652.268    618,936.770
Proposal 2    Approval of Agreement
and Plan of Reorganization providing
for the
              combination of the WM
Growth & Income Fund into the PIF
              Disciplined LargeCap
Blend Fund.

WM GROWTH & INCOME FUND                 928965805    FOR    20,644,989.000     MGMT   18,653,986.261   1,247,370.235    743,632.504
Proposal 23  Approval of Proposed
Advisory Agreement with WMA

WM GROWTH FUND                          928966803    FOR    42,316,070.000     MGMT   38,507,623.700   1,901,261.025  1,907,185.275
Proposal 14   Approval of Agreement
and Plan of Reorganization providing
for the
              combination of the WM
Growth Fund into the PIF LargeCap
Growth
              Fund.

WM GROWTH FUND                          928966803    FOR    42,316,070.000     MGMT   38,633,302.428   1,774,735.976  1,908,031.596
Proposal 23  Approval of Proposed
Advisory Agreement with WMA

WM GROWTH FUND                          928966803    FOR    42,316,070.000     MGMT   38,240,186.138   1,924,958.024  2,150,925.838
Proposal 24  Approval of Proposed
Sub-Advisory Agreements with:
        (b)  Janus Capital Management
LLC

WM GROWTH FUND                          928966803    FOR    42,316,070.000     MGMT   38,118,739.017   1,998,164.825  2,199,166.158
Proposal 24  Approval of Proposed
Sub-Advisory Agreements with:
        (c)  ClearBridge Advisors, LLC

WM GROWTH FUND                          928966803    FOR    42,316,070.000     MGMT   38,760,673.799   1,535,227.020  2,020,169.182
Proposal 24  Approval of Proposed
Sub-Advisory Agreements with:
        (d)  OppenheimerFunds, Inc.

WM HIGH YIELD FUND                      928965581    FOR    24,337,643.000     MGMT   22,989,337.578      478,721.438   869,583.984
Proposal 3    Approval of Agreement
and Plan of Reorganization providing
for the
              combination of the WM
High Yield Fund into the PIF High
Yield Fund II.

WM HIGH YIELD FUND                      928965581    FOR    24,337,643.000     MGMT   22,981,306.156      522,285.819   833,807.649
Proposal 23  Approval of Proposed
Advisory Agreement with WMA

WM INCOME FUND                          928965409    FOR    52,838,397.000     MGMT   48,946,320.677   1,763,217.308  2,128,859.015
Proposal 4    Approval of Agreement
and Plan of Reorganization providing
for the
              combination of the WM
Income Fund into the PIF Income Fund.

WM INCOME FUND                          928965409    FOR    52,838,397.000     MGMT   49,097,966.876   1,613,684.644  2,126,745.479
Proposal 23  Approval of Proposed
Advisory Agreement with WMA

WM INTERNATIONAL GROWTH FUND            928966852    FOR    29,082,586.000     MGMT   26,395,064.228   2,028,510.374    659,011.399
Proposal 15   Approval of Agreement
and Plan of Reorganization providing
for the
              combination of the WM
International Growth Fund into the PIF
              Diversified
International Fund.

WM INTERNATIONAL GROWTH FUND            928966852    FOR    29,082,586.000     MGMT   26,365,109.164   2,006,407.608    711,069.228
Proposal 23  Approval of Proposed
Advisory Agreement with WMA

WM INTERNATIONAL GROWTH FUND            928966852    FOR    29,082,586.000     MGMT   26,721,370.843   1,522,473.377    838,741.780
Proposal 24  Approval of Proposed
Sub-Advisory Agreements with:
        (e)  Capital Guardian Trust
Company

WM MID CAP STOCK FUND                   928965573    FOR    11,320,158.000     MGMT   10,485,183.146      449,183.869   385,790.985
Proposal 5    Approval of Agreement
and Plan of Reorganization providing
for the
              combination of the WM
Mid Cap Stock Fund into the PIF
MidCap Stock
              Fund.

WM MID CAP STOCK FUND                   928965573    FOR    11,320,158.000     MGMT   10,506,578.245      426,317.150   387,375.807
Proposal 23  Approval of Proposed
Advisory Agreement with WMA

WM REIT FUND                            928965417    FOR      6,963,922.000    MGMT     6,585,154.282     218,179.676   160,657.681
Proposal 7    Approval of Agreement
and Plan of Reorganization providing
for the
              combination of the WM
REIT Fund into the PIF Real Estate
              Securities Fund.

WM REIT FUND                            928965417    FOR      6,963,922.000    MGMT     6,637,244.419     170,825.007   155,922.214
Proposal 23  Approval of Proposed
Advisory Agreement with WMA

WM SHORT TERM INCOME FUND               928966407    FOR    18,932,127.000     MGMT   17,662,727.885      823,926.167   445,472.948
Proposal 16   Approval of Agreement
and Plan of Reorganization providing
for the
              combination of the WM
Short Term Income Fund into the PIF
Short-
              Term Income Fund.

WM SHORT TERM INCOME FUND               928966407    FOR    18,932,127.000     MGMT   17,707,786.347      750,090.872   474,439.103
Proposal 23  Approval of Proposed
Advisory Agreement with WMA

WM SMALL CAP GROWTH FUND                928966621    FOR      5,751,117.000    MGMT     5,282,113.409     281,804.733   187,198.858
Proposal 17   Approval of Agreement
and Plan of Reorganization providing
for the
              combination of the WM
Small Cap Growth Fund into the PIF
SmallCap
              Growth Fund.

WM SMALL CAP GROWTH FUND                928966621    FOR      5,751,117.000    MGMT     5,292,465.419     265,068.983   193,582.598
Proposal 23  Approval of Proposed
Advisory Agreement with WMA

WM SMALL CAP GROWTH FUND                928966621    FOR      5,751,117.000    MGMT     5,209,131.734     318,036.770   224,006.007
Proposal 24  Approval of Proposed
Sub-Advisory Agreements with:
        (f)  Delaware Management
Company

WM SMALL CAP GROWTH FUND                928966621    FOR      5,751,117.000    MGMT     5,203,955.729     310,847.874   236,313.398
Proposal 24  Approval of Proposed
Sub-Advisory Agreements with:
        (g)  Oberweis Asset
Management, Inc.

WM SMALL CAP VALUE FUND                 928965367    FOR      7,491,696.000    MGMT     6,744,249.490     429,049.430   318,397.080
Proposal 8    Approval of Agreement
and Plan of Reorganization providing
for the
              combination of the WM
Small Cap Value Fund into the PIF
SmallCap
              Value Fund.

WM SMALL CAP VALUE FUND                 928965367    FOR      7,491,696.000    MGMT     6,841,491.704     472,726.018   177,478.278
Proposal 23  Approval of Proposed
Advisory Agreement with WMA

WM U.S. GOVERNMENT SECURITIES FUND      928965722    FOR    75,752,751.000     MGMT   67,732,049.724   4,180,036.800  3,840,664.476
Proposal 10   Approval of Agreement
and Plan of Reorganization providing
for the
              combination of the WM
U.S. Government Securities Fund into
the PIF
              Mortgage Securities
Fund.

WM U.S. GOVERNMENT SECURITIES FUND      928965722    FOR    75,752,751.000     MGMT   68,461,548.716   3,270,246.261  4,020,956.023
Proposal 23  Approval of Proposed
Advisory Agreement with WMA

WM WEST COAST EQUITY FUND               928965813    FOR      6,475,471.000    MGMT     5,893,067.138     309,138.986   273,264.876
Proposal 11   Approval of Agreement
and Plan of Reorganization providing
for the
              combination of the WM
West Coast Equity Fund into the PIF
West
              Coast Equity Fund.

WM WEST COAST EQUITY FUND               928965813    FOR      6,475,471.000    MGMT     5,919,940.343     275,207.518   280,323.140
Proposal 23  Approval of Proposed
Advisory Agreement with WMA

                               Vote Summary Report
                           Jul 01, 2006 - Jun 30, 2007

Fund:  WM Conservative Balanced Portfolio
Investment Advisor: Washington Mutual Advisors ("WMA")

All proxy issues were voted on at a special meeting held on December 15, 2006.

                                                           Mgmt.                                         Shares Voted
                                                                                          ---------------------------------------
                   Company/Ballot Issues         Cusip     Rec.    Shares      Proponent     FOR        AGAINST      ABSTAIN
 --------------------------------------------------------------------------------------------------------------------------------
WM EQUITY INCOME FUND                            928965763  FOR  2,658,204.000  MGMT     2,470,986.692   75,599.322    111,617.986
Proposal 1    Approval of Agreement and Plan of
Reorganization providing for the
combination of the WM Equity Income
Fund into the PIF Equity
Income Fund I.


WM EQUITY INCOME FUND                            928965763  FOR  2,658,204.000  MGMT     2,473,325.912   71,798.090    113,079.998
Proposal 23  Approval of Proposed Advisory
Agreemement with WMA.


WM GROWTH & INCOME FUND                          928965805  FOR  1,916,268.000  MGMT     1,722,590.793  136,227.492     57,449.715
Proposal 2    Approval of Agreement and Plan of
Reorganization providing for the
combination of the WM Growth & Income
Fund into the PIF Disciplined LargeCap Blend
Fund.


WM GROWTH & INCOME FUND                          928965805  FOR  1,916,268.000  MGMT     1,731,463.114  115,780.913     69,023.973
Proposal 23  Approval of Proposed Advisory
Agreemement with WMA.


WM GROWTH FUND                                   928966803  FOR  3,672,566.000  MGMT     3,342,035.060  165,008.390    165,522.550
Proposal 14   Approval of Agreement and Plan of
Reorganization providing for the
combination of the WM Growth Fund into
the PIF LargeCap Growth  Fund.


WM GROWTH FUND                                   928966803  FOR  3,672,566.000  MGMT     3,352,942.581  154,027.418    165,596.001
Proposal 23  Approval of Proposed Advisory
Agreemement with WMA.


WM GROWTH FUND                                   928966803  FOR  3,672,566.000  MGMT     3,318,824.443  167,065.027    186,676.530
Proposal 24  Approval of Proposed Sub-Advisory
Agreements with:
        (b)  Janus Capital Management LLC


WM GROWTH FUND                                   928966803  FOR  3,672,566.000  MGMT     3,308,284.178  173,418.567    190,863.255
Proposal 24  Approval of Proposed Sub-Advisory
Agreements with:
        (c)  ClearBridge Advisors, LLC


WM GROWTH FUND                                   928966803  FOR  3,672,566.000  MGMT     3,363,997.005  133,240.694    175,328.301
Proposal 24  Approval of Proposed Sub-Advisory
Agreements with:
        (d)  OppenheimerFunds, Inc.


WM HIGH YIELD FUND                               928965581  FOR  4,258,762.000  MGMT     4,022,826.585   83,769.849    152,165.566
Proposal 3    Approval of Agreement and Plan of
Reorganization providing for the
combination of the WM High Yield Fund
into the PIF High Yield Fund II.


WM HIGH YIELD FUND                               928965581  FOR  4,258,762.000  MGMT     4,021,421.194   91,393.033    145,905.186
Proposal 23  Approval of Proposed Advisory
Agreemement with WMA.


WM INCOME FUND                                   928965409  FOR 12,642,407.000  MGMT    11,711,167.300  421,877.122    509,362.578
Proposal 4    Approval of Agreement and Plan of
Reorganization providing for the
combination of the WM Income Fund into
the PIF Income Fund.


WM INCOME FUND                                   928965409  FOR 12,642,407.000  MGMT    11,747,451.008  386,099.110    508,856.882
Proposal 23  Approval of Proposed Advisory
Agreemement with WMA.


WM INTERNATIONAL GROWTH FUND                     928966852  FOR  2,639,592.000  MGMT     2,395,667.303  184,111.542     59,813.155
Proposal 15   Approval of Agreement and Plan of
Reorganization providing for the
combination of the WM International
Growth Fund into the PIF
Diversified International Fund.


WM INTERNATIONAL GROWTH FUND                     928966852  FOR  2,639,592.000  MGMT     2,392,948.524  182,105.452     64,538.024
Proposal 23  Approval of Proposed Advisory
Agreemement with WMA.


WM INTERNATIONAL GROWTH FUND                     928966852  FOR  2,639,592.000  MGMT     2,425,283.526  138,182.641     76,125.833
Proposal 24  Approval of Proposed Sub-Advisory
Agreements with:
        (e)  Capital Guardian Trust Company


WM MID CAP STOCK FUND                            928965573  FOR  1,056,514.000  MGMT     978,585.527     41,922.476     36,005.997
Proposal 5    Approval of Agreement and Plan of
Reorganization providing for the
combination of the WM Mid Cap Stock
Fund into the PIF MidCap Stock Fund.


WM MID CAP STOCK FUND                            928965573  FOR  1,056,514.000  MGMT     980,582.339     39,788.317     36,153.909
Proposal 23  Approval of Proposed Advisory
Agreemement with WMA.


WM REIT FUND                                     928965417  FOR    648,386.000  MGMT     613,120.285     20,313.933     14,958.265
Proposal 7    Approval of Agreement and Plan of
Reorganization providing for the
combination of the WM REIT Fund into
the PIF Real Estate Securities Fund.


WM REIT FUND                                     928965417  FOR    648,386.000  MGMT     617,970.213     15,904.909     14,517.363
Proposal 23  Approval of Proposed Advisory
Agreemement with WMA.


WM SHORT TERM INCOME FUND                        928966407  FOR 15,581,304.000  MGMT  14,536,577.567    678,098.350    366,628.083
Proposal 16   Approval of Agreement and Plan of
Reorganization providing for the
combination of the WM Short Term Income
Fund into the PIF Short-Term Income Fund.


WM SHORT TERM INCOME FUND                        928966407  FOR 15,581,304.000  MGMT  14,573,661.070    617,331.264    390,467.478
Proposal 23  Approval of Proposed Advisory
Agreemement with WMA.


WM SMALL CAP GROWTH FUND                         928966621  FOR    476,428.000  MGMT     437,575.297     23,344.972     15,507.731
Proposal 17   Approval of Agreement and Plan of
Reorganization providing for the
combination of the WM Small Cap Growth
Fund into the PIF SmallCap Growth Fund.


WM SMALL CAP GROWTH FUND                         928966621  FOR    476,428.000  MGMT     438,432.867     21,958.567     16,036.566
Proposal 23  Approval of Proposed Advisory
Agreemement with WMA.


WM SMALL CAP GROWTH FUND                         928966621  FOR    476,428.000   MGMT    431,529.425     26,346.468     18,556.871
Proposal 24  Approval of Proposed Sub-Advisory
Agreements with:
        (f)  Delaware Management Company


WM SMALL CAP GROWTH FUND                         928966621  FOR    476,428.000    MGMT     431,100.640   25,750.933     19,576.427
Proposal 24  Approval of Proposed Sub-Advisory
Agreements with:
        (g)  Oberweis Asset Management, Inc.


WM SMALL CAP VALUE FUND                          928965367  FOR    624,132.000    MGMT     561,862.350   35,744.040     26,525.610
Proposal 8    Approval of Agreement and Plan of
Reorganization providing for the
combination of the WM Small Cap Value
Fund into the PIF SmallCap  Value Fund.


WM SMALL CAP VALUE FUND                          928965367  FOR    624,132.000    MGMT     569,963.584   39,382.729     14,785.687
Proposal 23  Approval of Proposed Advisory
Agreemement with WMA.


WM U.S. GOVERNMENT SECURITIES FUND               928965722  FOR 16,054,997.000    MGMT  14,355,093.918  885,914.734    813,988.348
Proposal 10   Approval of Agreement and Plan of
Reorganization providing for the
combination of the WM U.S. Government
Securities Fund into the PIF Mortgage Securities
Fund.


WM U.S. GOVERNMENT SECURITIES FUND               928965722  FOR 16,054,997.000    MGMT  14,509,703.539  693,094.220    852,199.241
Proposal 23  Approval of Proposed Advisory
Agreemement with WMA.


WM WEST COAST EQUITY FUND                        928965813  FOR  596,793.000      MGMT     543,117.438   28,490.898     25,184.665
Proposal 11   Approval of Agreement and Plan of
Reorganization providing for the
combination of the WM West Coast Equity
Fund into the PIF West Coast Equity Fund.


WM WEST COAST EQUITY FUND                        928965813  FOR  596,793.000      MGMT     545,594.129   25,363.703     25,835.169
Proposal 23  Approval of Proposed Advisory
Agreemement with WMA.


                               Vote Summary Report
                           Jul 01, 2006 - Jun 30, 2007

Fund:  WM Conservative Growth Portfolio
Investment Advisor: Washington Mutual Advisors ("WMA")


All proxy issues were voted on at a special meeting held on December 15, 2006.

                                                           Mgmt.                                         Shares Voted
                                                                                          ---------------------------------------
                   Company/Ballot Issues         Cusip     Rec.    Shares      Proponent     FOR        AGAINST      ABSTAIN
 ----------------------------------------------------------------------------------------------------------------------------
WM EQUITY INCOME FUND                            928965763  FOR  27,703,483.000  MGMT   25,752,326.692     787,887.057 1,163,269.251
Proposal 1    Approval of Agreement and Plan of
Reorganization providing for the
combination of the WM Equity
Income Fund into the PIF Equity
Income Fund I.


WM EQUITY INCOME FUND                            928965763  FOR  27,703,483.000  MGMT   25,776,705.757     748,271.076 1,178,506.167
Proposal 23  Approval of Proposed Advisory
Agreement with WMA


WM GROWTH & INCOME FUND                          928965805  FOR  22,370,799.000  MGMT   20,109,782.345   1,590,340.101   670,676.554
Proposal 2    Approval of Agreement and Plan of
Reorganization providing for the
combination of the WM Growth &
Income Fund into the PIF
Disciplined LargeCap Blend Fund.

WM GROWTH & INCOME FUND                          928965805  FOR  22,370,799.000  MGMT   20,213,359.144   1,351,643.676   805,796.180
Proposal 23  Approval of Proposed Advisory
Agreement with WMA


WM GROWTH FUND                                   928966803  FOR  42,799,764.000  MGMT   38,947,785.240   1,922,993.397 1,928,985.363
Proposal 14   Approval of Agreement and Plan of
Reorganization providing for the
combination of the WM Growth Fund
into the PIF LargeCap Growth
Fund.

WM GROWTH FUND                                   928966803  FOR  42,799,764.000  MGMT   39,074,900.539   1,795,022.102 1,929,841.359
Proposal 23  Approval of Proposed Advisory
Agreement with WMA

WM GROWTH FUND                                   928966803  FOR  42,799,764.000  MGMT   38,677,290.732   1,946,961.264 2,175,512.004
Proposal 24  Approval of Proposed Sub-Advisory
Agreements with:
(b)  Janus Capital Management LLC

WM GROWTH FUND                                   928966803  FOR  42,799,764.000  MGMT   38,554,455.409   2,021,004.856 2,224,303.735
Proposal 24  Approval of Proposed Sub-Advisory
Agreements with:
(c)  ClearBridge Advisors, LLC

WM GROWTH FUND                                   928966803  FOR  42,799,764.000  MGMT   39,203,727.829   1,552,775.438 2,043,260.733
Proposal 24  Approval of Proposed Sub-Advisory
Agreements with:
(d)  OppenheimerFunds, Inc.


WM HIGH YIELD FUND                               928965581  FOR  11,030,342.000  MGMT   10,419,261.053     216,966.827   394,114.120
Proposal 3    Approval of Agreement and Plan of
Reorganization providing for the
combination of the WM High Yield
Fund into the PIF High Yield Fund II.


WM HIGH YIELD FUND                               928965581  FOR  11,030,342.000  MGMT   10,415,621.040     236,711.139   377,899.517
Proposal 23  Approval of Proposed Advisory
Agreement with WMA


WM INCOME FUND                                   928965409  FOR  16,319,448.000  MGMT   15,117,357.460     544,579.980   657,510.560
Proposal 4    Approval of Agreement and Plan of
Reorganization providing for the
combination of the WM Income Fund
into the PIF Income Fund.


WM INCOME FUND                                   928965409  FOR  16,319,448.000  MGMT   15,164,194.276     498,395.942   656,857.782
Proposal 23  Approval of Proposed Advisory
Agreement with WMA


WM INTERNATIONAL GROWTH FUND                                FOR  29,455,269.000  MGMT   26,733,307.592   2,054,505.013   667,456.396
Proposal 15   Approval of Agreement and Plan of
Reorganization providing for the                 928966852
combination of the WM
International Growth Fund into the PIF
Diversified International Fund.

WM INTERNATIONAL GROWTH FUND                     928966852  FOR  29,455,269.000  MGMT   26,702,968.665   2,032,119.008   720,181.327
Proposal 23  Approval of Proposed Advisory
Agreement with WMA

WM INTERNATIONAL GROWTH FUND                     928966852  FOR  29,455,269.000  MGMT   27,063,795.710   1,541,983.332   849,489.958
Proposal 24  Approval of Proposed Sub-Advisory
Agreements with:
(e)  Capital Guardian Trust Company


WM MID CAP STOCK FUND                            928965573  FOR  11,939,209.000  MGMT   11,058,572.944     473,747.813   406,888.243
Proposal 5    Approval of Agreement and Plan of
Reorganization providing for the
combination of the WM Mid Cap
Stock Fund into the PIF MidCap Stock
Fund.


WM MID CAP STOCK FUND                            928965573  FOR  11,939,209.000  MGMT   11,081,138.049     449,630.611   408,559.732
Proposal 23  Approval of Proposed Advisory
Agreement with WMA


WM REIT FUND                                     928965417  FOR   7,606,936.000  MGMT    7,193,194.751     238,325.305   175,492.014
Proposal 7    Approval of Agreement and Plan of
Reorganization providing for the
combination of the WM REIT Fund
into the PIF Real Estate
Securities Fund.


WM REIT FUND                                     928965417  FOR   7,606,936.000  MGMT     7,250,094.632    186,598.140   170,319.297
Proposal 23  Approval of Proposed Advisory
Agreement with WMA


WM SMALL CAP GROWTH FUND                         928966621  FOR   6,543,442.000  MGMT     6,009,824.305    320,628.658   212,989.037
Proposal 17   Approval of Agreement and Plan of
Reorganization providing for the
combination of the WM Small Cap
Growth Fund into the PIF SmallCap
Growth Fund.


WM SMALL CAP GROWTH FUND                         928966621  FOR   6,543,442.000  MGMT     6,021,602.501    301,587.242   220,252.258
Proposal 23  Approval of Proposed Advisory
Agreement with WMA


WM SMALL CAP GROWTH FUND                         928966621  FOR   6,543,442.000  MGMT     5,926,788.026    361,852.343   254,867.066
Proposal 24  Approval of Proposed Sub-Advisory
Agreements with:
(f)  Delaware Management Company


WM SMALL CAP GROWTH FUND                         928966621  FOR   6,543,442.000  MGMT     5,920,898.928    353,673.040   268,870.032
Proposal 24  Approval of Proposed Sub-Advisory
Agreements with:
(g)  Oberweis Asset Management, Inc.


WM SMALL CAP VALUE FUND                          928965367  FOR   8,471,538.000  MGMT     7,626,332.654    485,164.981   360,040.365
Proposal 8    Approval of Agreement and Plan of
Reorganization providing for the
combination of the WM Small Cap
Value Fund into the PIF SmallCap
Value Fund.


WM SMALL CAP VALUE FUND                          928965367  FOR   8,471,538.000  MGMT     7,736,293.217    534,554.048   200,690.735
Proposal 23  Approval of Proposed Advisory
Agreement with WMA


WM U.S. GOVERNMENT SECURITIES FUND               928965722  FOR  26,535,725.000  MGMT   23,726,122.437   1,464,241.306 1,345,361.258
Proposal 10   Approval of Agreement and Plan of
Reorganization providing for the
combination of the WM U.S.
Government Securities Fund into the PIF
Mortgage Securities Fund.

WM U.S. GOVERNMENT SECURITIES FUND               928965722  FOR  26,535,725.000  MGMT   23,981,661.469   1,145,547.248 1,408,516.283
Proposal 23  Approval of Proposed Advisory
Agreement with WMA


WM WEST COAST EQUITY FUND                        928965813  FOR   6,896,008.000  MGMT     6,275,781.040    329,215.422   291,011.538
Proposal 11   Approval of Agreement and Plan of
Reorganization providing for the
combination of the WM West Coast
Equity Fund into the PIF West
Coast Equity Fund.


WM WEST COAST EQUITY FUND                        928965813  FOR   6,896,008.000  MGMT     6,304,399.474    293,080.340   298,528.186
Proposal 23  Approval of Proposed Advisory
Agreement with WMA


                                           Vote Summary Report
                                       Jul 01, 2006 - Jun 30, 2007

Fund:  WM Flexible Income Portfolio
Investment Advisor: Washington Mutual Advisors ("WMA")


All proxy issues were voted on at a special meeting held on December 15, 2006.

                                                  Mgmt.                                         Shares Voted
                                                                                 ---------------------------------------
           Company/Ballot Issues         Cusip    Rec.    Shares      Proponent     FOR        AGAINST      ABSTAIN
 ------------------------------------------------------------------------------------------------------------------
WM EQUITY INCOME FUND                 928965763  FOR  1,791,457.000   MGMT     1,665,284.683     50,949.037     75,223.279
Proposal 1    Approval of Agreement
and Plan of Reorganization providing
for the combination of the WM
Equity Income Fund into the PIF
Equity Income Fund I.


WM EQUITY INCOME FUND                 928965763  FOR  1,791,457.000   MGMT     1,666,861.166     48,387.254     76,208.581
Proposal 23  Approval of Proposed
Advisory Agreement with WMA


WM GROWTH & INCOME FUND               928965805  FOR  1,956,963.000   MGMT     1,759,172.750    139,120.500     58,669.751
Proposal 2    Approval of Agreement
and Plan of Reorganization providing
for the combination of the WM
Growth & Income Fund into the PIF
Disciplined LargeCap Blend Fund.


WM GROWTH & INCOME FUND               928965805  FOR  1,956,963.000   MGMT     1,768,233.488    118,239.704     70,489.807
Proposal 23  Approval of Proposed
Advisory Agreement with WMA


WM GROWTH FUND                        928966803  FOR  3,664,271.000   MGMT     3,334,486.610    164,635.696    165,148.694
Proposal 14   Approval of Agreement
and Plan of Reorganization providing
for the combination of the WM
Growth Fund into the PIF LargeCap
Growth Fund.


WM GROWTH FUND                        928966803  FOR  3,664,271.000   MGMT     3,345,369.495    153,679.526    165,221.979
Proposal 23  Approval of Proposed
Advisory Agreement with WMA


WM GROWTH FUND                        928966803  FOR  3,664,271.000   MGMT     3,311,328.417    166,687.688    186,254.895
Proposal 24  Approval of Proposed
Sub-Advisory Agreements with:
(b)  Janus Capital Management LLC


WM GROWTH FUND                        928966803  FOR  3,664,271.000   MGMT     3,300,811.960    173,026.877    190,432.164
Proposal 24  Approval of Proposed
Sub-Advisory Agreements with:
(c)  ClearBridge Advisors, LLC


WM GROWTH FUND                        928966803  FOR  3,664,271.000   MGMT     3,356,398.951    132,939.752    174,932.298
Proposal 24  Approval of Proposed
Sub-Advisory Agreements with:
(d)  OppenheimerFunds, Inc.


WM HIGH YIELD FUND                    928965581  FOR  6,538,928.000   MGMT     6,176,671.389    128,620.714    233,635.897
Proposal 3    Approval of Agreement
and Plan of Reorganization providing
for the combination of the WM
High Yield Fund into the PIF High
Yield Fund II.


WM HIGH YIELD FUND                    928965581  FOR  6,538,928.000   MGMT     6,174,513.543    140,325.395    224,023.673
Proposal 23  Approval of Proposed
Advisory Agreement with WMA


WM INCOME FUND                        928965409  FOR 23,744,075.000   MGMT    21,995,086.436    792,339.783    956,648.782
Proposal 4    Approval of Agreement
and Plan of Reorganization providing
for the combination of the WM
Income Fund into the PIF Income Fund.


WM INCOME FUND                        928965409  FOR 23,744,075.000   MGMT    22,063,231.931    725,144.051    955,699.019
Proposal 23  Approval of Proposed
Advisory Agreement with WMA


WM MID CAP STOCK FUND                 928965573  FOR  1,191,950.000   MGMT     1,104,031.768     47,296.576     40,621.656
Proposal 5    Approval of Agreement
and Plan of Reorganization providing
for the combination of the WM
Mid Cap Stock Fund into the PIF
MidCap Stock Fund.


WM MID CAP STOCK FUND                 928965573  FOR  1,191,950.000   MGMT     1,106,284.554     44,888.837     40,788.529
Proposal 23  Approval of Proposed
Advisory Agreement with WMA


WM REIT FUND                          928965417  FOR    424,983.000   MGMT       401,868.175     13,314.717      9,804.358
Proposal 7    Approval of Agreement
and Plan of Reorganization providing
for the combination of the WM
REIT Fund into the PIF Real Estate
Securities Fund.


WM REIT FUND                          928965417  FOR    424,983.000   MGMT       405,047.047     10,424.833      9,515.369
Proposal 23  Approval of Proposed
Advisory Agreement with WMA

WM SHORT TERM INCOME FUND             928966407  FOR 44,115,217.000   MGMT    41,157,291.700  1,919,894.244  1,038,031.056
Proposal 16   Approval of Agreement
and Plan of Reorganization providing
for the combination of the WM
Short Term Income Fund into the PIF
Short-Term Income Fund.

WM SHORT TERM INCOME FUND             928966407  FOR 44,115,217.000   MGMT    41,262,285.917  1,747,844.898  1,105,527.338
Proposal 23  Approval of Proposed
Advisory Agreement with WMA


WM SMALL CAP GROWTH FUND              928966621  FOR    611,467.000   MGMT       561,601.866     29,961.883     19,903.251
Proposal 17   Approval of Agreement
and Plan of Reorganization providing
for the combination of the WM
Small Cap Growth Fund into the PIF
SmallCap Growth Fund.


WM SMALL CAP GROWTH FUND              928966621  FOR    611,467.000   MGMT       562,702.507     28,182.514     20,581.979
Proposal 23  Approval of Proposed
Advisory Agreement with WMA


WM SMALL CAP GROWTH FUND              928966621  FOR    611,467.000   MGMT       553,842.350     33,814.125     23,816.640
Proposal 24  Approval of Proposed
Sub-Advisory Agreements with:
(f)  Delaware Management
Company


WM SMALL CAP GROWTH FUND              928966621  FOR    611,467.000   MGMT       553,292.030     33,049.791     25,125.179
Proposal 24  Approval of Proposed
Sub-Advisory Agreements with:
(g)  Oberweis Asset
Management, Inc.


WM SMALL CAP VALUE FUND               928965367  FOR    770,922.000     MGMT     694,007.112     44,150.703     32,764.185
Proposal 8    Approval of Agreement
and Plan of Reorganization providing
for the combination of the WM
Small Cap Value Fund into the PIF
SmallCap Value Fund.


WM SMALL CAP VALUE FUND               928965367  FOR    770,922.000     MGMT     704,013.680     48,645.178     18,263.142
Proposal 23  Approval of Proposed
Advisory Agreement with WMA

WM U.S. GOVERNMENT SECURITIES FUND    928965722  FOR 25,721,761.000     MGMT  22,998,340.945  1,419,326.772  1,304,093.283
Proposal 10   Approval of Agreement
and Plan of Reorganization providing
for the combination of the WM
U.S. Government Securities Fund into
the PIF Mortgage Securities
Fund.

WM U.S. GOVERNMENT SECURITIES FUND    928965722  FOR 25,721,761.000     MGMT  23,246,041.504  1,110,408.422  1,365,311.074
Proposal 23  Approval of Proposed
Advisory Agreement with WMA


WM WEST COAST EQUITY FUND             928965813  FOR    264,698.000     MGMT     240,891.062     12,636.683     11,170.256
Proposal 11   Approval of Agreement
and Plan of Reorganization providing
for the combination of the WM
West Coast Equity Fund into the PIF
West Coast Equity Fund.


WM WEST COAST EQUITY FUND             928965813  FOR    264,698.000     MGMT     241,989.559     11,249.665     11,458.776
Proposal 23  Approval of Proposed
Advisory Agreement with WMA



                               Vote Summary Report
                           Jul 01, 2006 - Jun 30, 2007

Fund:  WM Strategic Growth Portfolio
Investment Advisor: Washington Mutual Advisors ("WMA")


All proxy issues were voted on at a special meeting held on December 15, 2006.

                                                           Mgmt.                                         Shares Voted
                                                                                          ---------------------------------------
                   Company/Ballot Issues         Cusip     Rec.    Shares      Proponent     FOR        AGAINST      ABSTAIN
 ----------------------------------------------------------------------------------------------------------------------------
WM EQUITY INCOME FUND                            928965763  FOR  17,922,998.000   MGMT 16,660,681.251     509,730.063    752,586.686
Proposal 1    Approval of Agreement and Plan of
Reorganization providing for the
combination of the WM Equity Income
Fund into the PIF Equity
Income Fund I.

WM EQUITY INCOME FUND                            928965763  FOR  17,922,998.000   MGMT 16,676,453.489     484,100.176    762,444.335
Proposal 23  Approval of Proposed Advisory
Agreement with WMA

WM GROWTH & INCOME FUND                          928965805  FOR  14,523,335.000   MGMT 13,055,461.532  1,032,463.885     435,409.583
Proposal 2    Approval of Agreement and Plan of
Reorganization providing for the
combination of the WM Growth &
Income Fund into the PIF
Disciplined LargeCap Blend Fund.

WM GROWTH & INCOME FUND                          928965805  FOR  14,523,335.000   MGMT 13,122,704.573     877,499.901    523,130.527
Proposal 23  Approval of Proposed Advisory
Agreement with WMA

WM GROWTH FUND                                   928966803  FOR  30,645,273.000   MGMT 27,887,198.430  1,376,892.116  1,381,182.454
Proposal 14   Approval of Agreement and Plan of
Reorganization providing for the
combination of the WM Growth Fund
into the PIF LargeCap Growth Fund.

WM GROWTH FUND                                   928966803  FOR  30,645,273.000   MGMT 27,978,214.891  1,285,262.750  1,381,795.360
Proposal 23  Approval of Proposed Advisory
Agreement with WMA

WM GROWTH FUND                                   928966803  FOR  30,645,273.000   MGMT 27,693,520.305  1,394,053.469  1,557,699.227
Proposal 24  Approval of Proposed Sub-Advisory
Agreements with:
        (b)  Janus Capital Management LLC

WM GROWTH FUND                                   928966803  FOR  30,645,273.000   MGMT 27,605,568.371  1,447,069.791  1,592,634.838
Proposal 24  Approval of Proposed Sub-Advisory
Agreements with:
        (c)  ClearBridge Advisors, LLC

WM GROWTH FUND                                   928966803  FOR  30,645,273.000   MGMT 28,070,457.163  1,111,810.504  1,463,005.333
Proposal 24  Approval of Proposed Sub-Advisory
Agreements with:
        (d)  OppenheimerFunds, Inc.

WM HIGH YIELD FUND                               928965581  FOR  10,795,210.000   MGMT 10,197,155.366     212,341.781    385,712.853
Proposal 3    Approval of Agreement and Plan of
Reorganization providing for the
combination of the WM High Yield
Fund into the PIF High Yield Fund II.

WM HIGH YIELD FUND                               928965581  FOR  10,795,210.000   MGMT 10,193,592.947     231,665.207    369,843.895
Proposal 23  Approval of Proposed Advisory
Agreement with WMA

WM INTERNATIONAL GROWTH FUND                     928966852  FOR  20,633,926.000   MGMT 18,727,144.898  1,439,216.339     467,564.763
Proposal 15   Approval of Agreement and Plan of
Reorganization providing for the
combination of the WM International
Growth Fund into the PIF
Diversified International Fund.

WM INTERNATIONAL GROWTH FUND                     928966852  FOR  20,633,926.000   MGMT 18,705,891.955  1,423,534.555     504,499.491
Proposal 23  Approval of Proposed Advisory
Agreement with WMA

WM INTERNATIONAL GROWTH FUND                     928966852  FOR  20,633,926.000   MGMT 18,958,657.548  1,080,186.026     595,082.426
Proposal 24  Approval of Proposed Sub-Advisory
Agreements with:
        (e)  Capital Guardian Trust Company

WM MID CAP STOCK FUND                            928965573  FOR    8,928,981.000  MGMT   8,270,379.361    354,301.966    304,299.672
Proposal 5    Approval of Agreement and Plan of
Reorganization providing for the
combination of the WM Mid Cap Stock
Fund into the PIF MidCap Stock Fund.

WM MID CAP STOCK FUND                            928965573  FOR    8,928,981.000  MGMT   8,287,255.136    336,265.424    305,549.730
Proposal 23  Approval of Proposed Advisory
Agreement with WMA

WM REIT FUND                                     928965417  FOR    4,641,181.000  MGMT   4,388,747.165    145,408.201    107,072.046
Proposal 7    Approval of Agreement and Plan of
Reorganization providing for the
combination of the WM REIT Fund into
the PIF Real Estate Securities Fund.

WM REIT FUND                                     928965417  FOR    4,641,181.000  MGMT   4,423,463.199    113,848.170    103,916.043
Proposal 23  Approval of Proposed Advisory
Agreement with WMA

WM SMALL CAP GROWTH FUND                         928966621  FOR    4,302,818.000  MGMT   3,951,923.192    210,838.082    140,056.726
Proposal 17   Approval of Agreement and Plan of
Reorganization providing for the
combination of the WM Small Cap
Growth Fund into the PIF SmallCap Growth Fund.

WM SMALL CAP GROWTH FUND                         928966621  FOR    4,302,818.000  MGMT   3,959,668.265    198,316.882    144,832.854
Proposal 23  Approval of Proposed Advisory
Agreement with WMA

WM SMALL CAP GROWTH FUND                         928966621  FOR    4,302,818.000  MGMT   3,897,320.432    237,945.835    167,594.761
Proposal 24  Approval of Proposed Sub-Advisory
Agreements with:
        (f)  Delaware Management Company

WM SMALL CAP GROWTH FUND                         928966621  FOR    4,302,818.000  MGMT   3,893,447.895    232,567.313    176,802.792
Proposal 24  Approval of Proposed Sub-Advisory
Agreements with:
        (g)  Oberweis Asset Management, Inc.

WM SMALL CAP VALUE FUND                          928965367  FOR    5,548,865.000  MGMT   4,995,254.739    317,783.499    235,826.763
Proposal 8    Approval of Agreement and Plan of
Reorganization providing for the
combination of the WM Small Cap
Value Fund into the PIF SmallCap
              Value Fund.

WM SMALL CAP VALUE FUND                          928965367  FOR    5,548,865.000  MGMT   5,067,279.007    350,133.382    131,452.612
Proposal 23  Approval of Proposed Advisory
Agreement with WMA

WM WEST COAST EQUITY FUND                        928965813  FOR    4,778,041.000  MGMT   4,348,303.992    228,103.677    201,633.330
Proposal 11   Approval of Agreement and Plan of
Reorganization providing for the
combination of the WM West Coast
Equity Fund into the PIF West
              Coast Equity Fund.

WM WEST COAST EQUITY FUND                        928965813  FOR    4,778,041.000  MGMT   4,368,132.863    203,066.743    206,841.395
Proposal 23  Approval of Proposed Advisory
Agreement with WMA

                                    SIGNATURE


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS, LLC

By:  /s/ Jeffrey L. Lunzer
     ---------------------------------------------
         Jeffrey L. Lunzer
         Chief Financial Officer



Dated: July 30, 2007